Document And Entity Information	9 Months Ended
Dec. 31, 2023
Document Information Line Items
Entity Registrant Name	PODCASTONE, INC.
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 (this “Post-Effective Amendment No. 1”) of PodcastOne, Inc. (the “Company”) to the Company’s Registration Statement on Form S-1, as amended (File No. 333-269028) (the “Registration Statement”), as originally filed by the Company with the U.S. Securities and Exchange Commission (the “SEC”) on December 27, 2022 and as originally declared effective by the SEC on May 15, 2023, is being filed to (i) include the Company’s audited financial statements for the fiscal year ended March 31, 2023 and the Company’s financial statements for the three and nine months ended December 31, 2023 and certain related financial information, (ii) include certain information for the Company’s fiscal year ended March 31, 2023, and (iii) update certain other information in the Registration Statement.The information included in this Post-Effective Amendment No. 1 amends the Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 1. All applicable registration fees were paid at the time of the original filing of the Registration Statement on May 10, 2023.
Entity Central Index Key	0001940177
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE